Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2012 and 2011:

		2012		2011
(in thousands)	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	11.7	$304,380	$(134,688)	$294,854	$(115,310)
Developed technology	10.0	678,888	(270,575)	605,847	(210,022)
Customer base, trademarks, and non-compete agreements	10.3	391,388	(126,743)	336,216	(92,098)
	10.4	$1,374,656	$(532,006)	$1,236,917	$(417,430)
Unamortized Intangible Assets:
In-process research and development		$11,222		$—
Goodwill		1,759,898		1,733,722
		$1,771,120		$1,733,722

Schedule of Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2013	$125,722
2014	$124,836
2015	$124,117
2016	$121,195
2017	$117,332

Changes in the Carrying Amount of Goodwill, by Segment
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2010	$1,352,281
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122
Purchase adjustments	615
Effect of foreign currency translation	(22,871)
BALANCE AT DECEMBER 31, 2011	$1,733,722
Goodwill acquired during the year	82,599
Earn-out and milestone payments	(36)
Purchase adjustments	(70,034)
Effect of foreign currency translation	13,647
BALANCE AT DECEMBER 31, 2012	$1,759,898